Allowance for doubtful accounts and credit losses (Tables)	12 Months Ended
Mar. 31, 2016
Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable

The net changes in the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Allowance for doubtful accounts at beginning of year	46,144	47,518	50,410
Provision for doubtful accounts, net of reversal	3,405	(1,598)	69,029
Write-offs	(1,162)	(289)	(20,649)
Other	(869)	4,779	(3,937)

Allowance for doubtful accounts at end of year	47,518	50,410	94,853

Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases

The net changes in the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Yen in millions
	For the years ended March 31,
	2014	2015	2016
Allowance for credit losses at beginning of year	147,049	153,602	178,038
Provision for credit losses, net of reversal	46,313	80,567	90,236
Charge-offs	(65,359)	(84,310)	(102,948)
Recoveries	16,662	18,173	22,356
Other	8,937	10,006	(20,352)

Allowance for credit losses at end of year	153,602	178,038	167,330

Allowance for Credit Losses Relating to Retail Receivables, Finance Lease Receivables and Wholesale and Other Dealer Loan Receivables Portfolio Segments

The net changes in the allowance for credit losses above relating to retail receivables portfolio segment, finance lease receivables portfolio segment and wholesale and other dealer loan receivables portfolio segment for the years ended March 31, 2014, 2015 and 2016 are as follows:

	Yen in millions
	For the year ended March 31, 2014
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	83,858	28,928	26,243
Provision for credit losses, net of reversal	42,055	1,847	(807)
Charge-offs	(55,733)	(2,554)	(626)
Recoveries	14,051	587	16
Other	5,208	1,777	1,532

Allowance for credit losses at end of year	89,439	30,585	26,358

	Yen in millions
	For the year ended March 31, 2015
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	89,439	30,585	26,358
Provision for credit losses, net of reversal	70,129	(858)	2,531
Charge-offs	(71,403)	(2,568)	(603)
Recoveries	15,008	497	78
Other	6,143	1,647	1,689

Allowance for credit losses at end of year	109,316	29,303	30,053

	Yen in millions
	For the year ended March 31, 2016
	Retail	Finance leases	Wholesale and other dealer loans
Allowance for credit losses at beginning of year	109,316	29,303	30,053
Provision for credit losses, net of reversal	65,677	1,742	4,962
Charge-offs	(83,116)	(3,833)	(667)
Recoveries	18,999	380	230
Other	(12,023)	(2,992)	(3,750)

Allowance for credit losses at end of year	98,853	24,600	30,828